Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Statement of Cash Flow) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 2,501		$ 5,049		$ 5,493
Purchases of available-for-sale securities	(12,304)		(12,816)		(19,377)
Proceeds from sales of available-for-sale securities	3,627		7,662		14,232
Proceeds from maturities and repayments of available-for-sale securities	5,509		5,673		4,965
Net (increase) decrease in finance receivables and loans	(2,479)		(11,943)		(16,998)
Proceeds from sales of finance receivables and loans	0		2,332		2,868
Net (increase) decrease in operating lease assets	(6,232)		(5,699)		(1,011)
Capital contributions to subsidiaries	0		0		0
Returns of contributed capital	0		0		0
Sales of mortgage servicing rights	911		0		0
Net cash effect from deconsolidation of ResCap	0		(539)		0
Proceeds from sale of business unit, net	7,444	[1]	516	[1]	50	[1]
Net change in restricted cash	(70)		(1,698)		346
Other, net	51		(43)		797
Net cash provided by (used in) investing activities	(3,543)		(16,555)		(14,128)
Net change in short-term borrowings	1,591		2,694		514
Net (decrease) increase in deposits	5,375		6,653		6,074
Proceeds from issuance of long-term debt - third party	27,312		39,401		44,754
Repayments of long-term debt	(31,892)		(39,909)		(40,473)
Proceeds from issuance of common stock	1,270		0		0
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	(5,925)		0		0
Dividends paid	(810)		(802)		(819)
Capital contributions from parent	0		0		0
Net cash (used in) provided by financing activities	(3,079)		8,037		10,050
Effect of exchange-rate changes on cash and cash equivalents	45		(58)		49
Net (decrease) increase in cash and cash equivalents	(4,076)		(3,527)		1,464
Adjustment for change in cash and cash equivalents of operations held-for-sale	2,094	[1],[2]	(1,995)	[1],[2]	(99)	[1],[2]
Cash and cash equivalents at beginning of year	7,513		13,035		11,670
Cash and cash equivalents at end of year	5,531		7,513		13,035
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	3,015		102		2,695
Purchases of available-for-sale securities	0		0		0
Proceeds from sales of available-for-sale securities	0		0		1,494
Proceeds from maturities and repayments of available-for-sale securities	0		0		1
Net (increase) decrease in finance receivables and loans	4,898		3,027		(2,933)
Proceeds from sales of finance receivables and loans			352		1,346
Net (increase) decrease in operating lease assets	(1,320)		(2,268)		2,890
Capital contributions to subsidiaries	(477)		(261)		(1,634)
Returns of contributed capital	1,002		2,079		1,255
Sales of mortgage servicing rights	0
Net cash effect from deconsolidation of ResCap			0
Proceeds from sale of business unit, net	1,799		29		0
Net change in restricted cash	0		0		157
Other, net	41		(247)		(33)
Net cash provided by (used in) investing activities	6,249		6,590		5,286
Net change in short-term borrowings	131		338		237
Net (decrease) increase in deposits	(543)		(785)		308
Proceeds from issuance of long-term debt - third party	3,236		3,613		3,201
Repayments of long-term debt	(9,468)		(11,238)		(9,414)
Proceeds from issuance of common stock	1,270
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	(5,925)
Dividends paid	(810)		(802)		(819)
Capital contributions from parent	0		0		0
Net cash (used in) provided by financing activities	(10,306)		(8,918)		(6,416)
Effect of exchange-rate changes on cash and cash equivalents	0		(63)		31
Net (decrease) increase in cash and cash equivalents	(1,042)		(2,289)		1,596
Adjustment for change in cash and cash equivalents of operations held-for-sale	0		0		0
Cash and cash equivalents at beginning of year	3,972		6,261		4,665
Cash and cash equivalents at end of year	2,930		3,972		6,261
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	3,572		306		209
Purchases of available-for-sale securities	0		0		0
Proceeds from sales of available-for-sale securities	0		0		0
Proceeds from maturities and repayments of available-for-sale securities	0		0		0
Net (increase) decrease in finance receivables and loans	79		2		(51)
Proceeds from sales of finance receivables and loans			0		0
Net (increase) decrease in operating lease assets	0		0		0
Capital contributions to subsidiaries	0		0		(855)
Returns of contributed capital	150		0		0
Sales of mortgage servicing rights	0
Net cash effect from deconsolidation of ResCap			0
Proceeds from sale of business unit, net	554		0		0
Net change in restricted cash	(26)		(13)		0
Other, net	0		0		(1)
Net cash provided by (used in) investing activities	1,008		94		(896)
Net change in short-term borrowings	36		25		47
Net (decrease) increase in deposits	0		1		0
Proceeds from issuance of long-term debt - third party	0		70		200
Repayments of long-term debt	(70)		(73)		(226)
Proceeds from issuance of common stock	0
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	0
Dividends paid	0		0		0
Capital contributions from parent	29		169		855
Net cash (used in) provided by financing activities	(4,543)		(414)		699
Effect of exchange-rate changes on cash and cash equivalents	0		0		0
Net (decrease) increase in cash and cash equivalents	37		(14)		12
Adjustment for change in cash and cash equivalents of operations held-for-sale	0		0		0
Cash and cash equivalents at beginning of year	0		14		2
Cash and cash equivalents at end of year	37		0		14
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	5,305		5,862		3,973
Purchases of available-for-sale securities	(12,304)		(12,816)		(19,377)
Proceeds from sales of available-for-sale securities	3,627		7,662		12,738
Proceeds from maturities and repayments of available-for-sale securities	5,509		5,673		4,964
Net (increase) decrease in finance receivables and loans	(7,456)		(14,972)		(14,014)
Proceeds from sales of finance receivables and loans			1,980		1,522
Net (increase) decrease in operating lease assets	(4,912)		(3,431)		(3,901)
Capital contributions to subsidiaries	0		0		0
Returns of contributed capital	0		0		0
Sales of mortgage servicing rights	911
Net cash effect from deconsolidation of ResCap			(539)
Proceeds from sale of business unit, net	5,091		487		50
Net change in restricted cash	(44)		(1,685)		189
Other, net	10		204		831
Net cash provided by (used in) investing activities	(11,071)		(17,308)		(17,086)
Net change in short-term borrowings	1,424		2,331		230
Net (decrease) increase in deposits	5,879		7,476		5,766
Proceeds from issuance of long-term debt - third party	24,076		35,718		41,353
Repayments of long-term debt	(22,354)		(28,598)		(30,833)
Proceeds from issuance of common stock	0
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	0
Dividends paid	0		0		0
Capital contributions from parent	448		92		1,634
Net cash (used in) provided by financing activities	2,569		10,192		12,964
Effect of exchange-rate changes on cash and cash equivalents	45		5		18
Net (decrease) increase in cash and cash equivalents	(3,152)		(1,249)		(131)
Adjustment for change in cash and cash equivalents of operations held-for-sale	2,094		(1,995)		(99)
Cash and cash equivalents at beginning of year	4,032		7,276		7,506
Cash and cash equivalents at end of year	2,974		4,032		7,276
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(9,391)		(1,221)		(1,384)
Purchases of available-for-sale securities	0		0		0
Proceeds from sales of available-for-sale securities	0		0		0
Proceeds from maturities and repayments of available-for-sale securities	0		0		0
Net (increase) decrease in finance receivables and loans	0		0		0
Proceeds from sales of finance receivables and loans			0		0
Net (increase) decrease in operating lease assets	0		0		0
Capital contributions to subsidiaries	477		261		2,489
Returns of contributed capital	(1,152)		(2,079)		(1,255)
Sales of mortgage servicing rights	0
Net cash effect from deconsolidation of ResCap			0
Proceeds from sale of business unit, net	0		0		0
Net change in restricted cash	0		0		0
Other, net	0		0		0
Net cash provided by (used in) investing activities	271		(5,931)		(1,432)
Net change in short-term borrowings	0		0		0
Net (decrease) increase in deposits	39		(39)		0
Proceeds from issuance of long-term debt - third party	0		0		0
Repayments of long-term debt	0		0		0
Proceeds from issuance of common stock	0
Repurchase of mandatorily convertible preferred stock held by U.S. Department of Treasury	0
Dividends paid	0		0		0
Capital contributions from parent	(477)		(261)		(2,489)
Net cash (used in) provided by financing activities	9,201		7,177		2,803
Effect of exchange-rate changes on cash and cash equivalents	0		0		0
Net (decrease) increase in cash and cash equivalents	81		25		(13)
Adjustment for change in cash and cash equivalents of operations held-for-sale	0		0		0
Cash and cash equivalents at beginning of year	(491)		(516)		(503)
Cash and cash equivalents at end of year	(410)		(491)		(516)
Intercompany [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	0		0		0
Net change in debt - intercompany	0		0		0
Dividends paid and returns of contributed capital	0		0		0
Intercompany [Member] | Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	306		3,879		2,743
Net change in debt - intercompany	1,803		(44)		71
Dividends paid and returns of contributed capital	0		0		0
Intercompany [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	251		105		11
Net change in debt - intercompany	(271)		(149)		30
Dividends paid and returns of contributed capital	(4,267)		(457)		(207)
Intercompany [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	(1,503)		129		(88)
Net change in debt - intercompany	(629)		(3,984)		(2,755)
Dividends paid and returns of contributed capital	(6,275)		(2,843)		(2,431)
Intercompany [Member] | Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net (increase) decrease in finance receivables and loans	946		(4,113)		(2,666)
Net change in debt - intercompany	(903)		4,177		2,654
Dividends paid and returns of contributed capital	$ 10,542		$ 3,300		$ 2,638

[1]	The amounts are net of cash and cash equivalents of $1.6 billion at December 31, 2013, $147 million at December 31, 2012, and $88 million at December 31, 2011 of business units at the time of disposition.
[2]	Cash flows of discontinued operations are reflected within operating, investing, and financing activities in the Consolidated Statement of Cash Flows. The cash balance of these operations is reported as assets of operations held-for-sale on the Consolidated Balance Sheet.